Consolidated Statements of Cash Flows - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019
OPERATING ACTIVITIES
Net loss	$ (3,536,778)	$ (10,520,290)	$ (9,315,372)	$ (1,147,280)
Items not affecting cash:
Share-based compensation	283,084	1,960,072	2,462,207	0
Net finance costs	61,217	506,002	107,751	230,858
Depreciation and amortization	103,397	326,491	140,990	102,142
Deferred tax recovery	0	(49,442)	0
Loss on disposals	0	1,165	1,331
Impairment of intangible assets	0	0	55,376
Shares for amended license	0	0	137,000
Shares issued for M&A advisory and consulting services	763,893	0	0	0
Fair value adjustments on derivative liabilities	(29,463)	0	0	(113,178)
Non-cash listing expense	814,703	0	0	0
Changes in non-cash working capital items	(245,095)	3,639,822	198,484	(141,575)
Interest paid	(6,612)	(120,416)	(42,980)	(24,523)
Cash used in operating activities	(1,791,654)	(4,256,596)	(6,255,213)	(1,093,556)
INVESTING ACTIVITIES
Investments in intangible assets	(163,230)	(1,176,664)	(83,228)
Acquisition of property and equipment	(133,927)	(187,478)	(809,964)	(20,190)
Acquisition of technology asset	(134,192)	0	0	0
Cash acquired on acquisition	0	162,547	0
Recognition of open orders from acquisition	0	87,802	0
Deposit for advanced royalties	0	0	(150,000)
Deposit for long-term office lease	(38,212)	0	0	0
Purchase of restricted short-term investment	0	0	(30,000)
Investments in development projects	(163,230)			0
Cash acquired on closing of Foremost	78,589	0	0	0
Cash flows used in investing activities	(390,972)	(1,113,793)	(1,073,192)	(20,190)
FINANCING ACTIVITIES
Proceeds from borrowings	40,000	2,543,230	326,000	0
Payments of deferred financing fees	0	(150,409)	0
Proceeds from the issuance of common shares and warrants	4,355,171	344,000	6,002,472	1,014,948
Payments of share offering costs	(164,716)	(33,880)	(606,622)	0
Proceeds from related party advances	0	60,000	0	310,684
Repayments to related party loans	(80,000)	(60,000)	(218,276)	(70,513)
Proceeds from exercise of warrants	0	215,925	680,872
Proceeds from convertible notes and converted to equity	1,081,504	0	0	0
Repayments of convertible notes	0			(31,644)
Repayments of lease obligations	(58,188)	(42,504)	(44,128)	(77,367)
Repurchase of vested RSUs and PSUs for withholding taxes	0	(23,533)	0
Repayment of borrowings	0	0	(306,000)	(10,747)
Proceeds from exercise of stock options	61,000	0	1,108,432	0
Cash flows provided by financing activities	5,234,771	2,852,829	6,942,750	1,135,361
Net change in cash during the period	3,052,145	(2,517,560)	(385,655)	21,615
Cash, beginning of period	21,615	2,688,105	3,073,760	0
Cash, end of period	$ 3,073,760	$ 170,545	$ 2,688,105	$ 21,615